Cash flows from changes in working capital	12 Months Ended
Mar. 31, 2023
Statement of cash flows [abstract]
Cash flows from changes in working capital	Adjustments to cash from operating activities

(EUR thousand)	For the financial year ended March 31
Elimination of non-cash items	2023	2022	2021
Change in provisions	394	109	(22)
Change in the value of retirement benefit obligation	57	371	(976)
Changes in share-based payment transactions	9,671	6,413	2,336
Call option	—	359	—
Put options from business combinations	(11,030)	2,835	2,817
Impairment financial assets	2,469	2,390	—
Impairment tangible and intangible assets	247	444	1,676
Capital loss tangible and intangible assets	925	261	696
Change in fair value of warrant liability	(602)	(18,928)	10,856
ZigZag earn-out reversal	—	(9,500)	—
Acquisition of PPE under construction	212	(1,034)	—
Other	130	(669)	649
Total	2,473	(16,949)	18,032
Cash flows from changes in working capital

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Trade receivables	(92,896)	(70,374)	111,033
Other current receivables	(5,841)	4,350	3,450
Prepaid expenses	185	(225)	3,023
Increase / (Decrease) in operating receivables	(98,552)	(66,249)	117,506
Trade payables	44,883	19,950	(89,462)
Other current liabilities	5,277	4,088	(728)
Accrued liabilities	10,302	(4,046)	(6,579)
Increase / (Decrease) in operating payables	60,462	19,992	(96,769)
Cash flows from / (used in) working capital	(38,090)	(46,257)	20,737